UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET ADJUSTABLE

RATE INCOME FUND

FORM N-Q

FEBRUARY 28, 2010

Schedule of investments (unaudited)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.8%
American Home Mortgage Assets, 2006-4 1A12	0.441%	10/25/46	$4,446,241	$2,271,839	(a)
Banc of America Funding Corp., 2007-C 5A1	5.260%	5/20/36	73,465	50,908	(a)
Banc of America Mortgage Securities Inc., 2003-B 1A1	4.497%	3/25/33	43,525	38,952	(a)
Banc of America Mortgage Securities Inc., 2005-A 2A1	4.026%	2/25/35	2,226,504	1,899,531	(a)
Bear Stearns Alt-A Trust, 2004-11 1A2	1.069%	11/25/34	246,785	127,637	(a)
Bear Stearns Alt-A Trust, 2005-2 1A1	0.729%	4/25/35	752,722	480,894	(a)
Bear Stearns ARM Trust, 2004-12 1A1	4.089%	2/25/35	683,780	535,232	(a)
Bear Stearns ARM Trust, 2005-6 1A1	3.750%	8/25/35	2,433,760	1,689,469	(a)
Bear Stearns ARM Trust, 2006-4 1A1	3.688%	10/25/36	347,286	205,443	(a)
Bear Stearns Asset-Backed Securities Trust, 2003- AC5 A3	0.829%	10/25/33	2,564,060	2,157,123	(a)
Chevy Chase Mortgage Funding Corp., 2005-2A A2	0.459%	5/25/36	14,068	7,631	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.529%	8/25/35	17,086	10,617	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.519%	10/25/35	54,428	31,909	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.429%	1/25/36	24,301	14,094	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.459%	7/25/36	162,334	91,588	(a)(b)
Countrywide Home Loan Mortgage Pass-Through Trust, 2002-26 A4	0.729%	12/25/17	1,745,802	1,615,511	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-20 3A6	0.679%	7/25/18	1,173,794	1,171,208	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-37 2A1	3.670%	9/25/33	946,420	846,305	(a)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.679%	6/25/34	1,041,231	774,294	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 1997-19 F	3.506%	6/1/28	449,507	427,067	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.798%	1/25/28	416,291	430,969	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.575%	3/25/42	3,092,023	3,055,669	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	4.874%	8/25/43	3,670,602	3,724,786	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	1.365%	3/25/27	942,876	901,273	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.529%	10/25/35	1,845,214	1,831,098	(a)
Federal National Mortgage Association (FNMA), REMIC Trust\PAC, 2003-117 KF	0.629%	8/25/33	3,185,748	3,162,864	(a)
Federal National Mortgage Association (FNMA)\Whole Loan, 2003-W6 6A	4.717%	8/25/42	2,929,888	3,055,073	(a)
Federal National Mortgage Association (FNMA)\Whole Loan, 2003-W8 3F1	0.629%	5/25/42	523,114	518,274	(a)
First Horizon Alternative Mortgage Securities, 2005-AA12 1A1	2.576%	2/25/36	1,190,443	690,598	(a)
First Republican Mortgage Loan Trust, 2000-FRB1 A2	3.217%	6/25/30	719,126	659,370	(a)
First Union-Lehman Brothers Commercial Mortgage Trust, IO, 1997-C1	1.739%	4/18/29	1,821,548	90,432	(a)(c)
GS Mortgage Securities Corp. II, 2000-1A A	1.711%	3/20/23	590,920	463,741	(a)(b)
GSR Mortgage Loan Trust, 2005-AR3 4A1	3.834%	5/25/35	531,723	403,907	(a)
Harborview Mortgage Loan Trust, 2004-2 2A1	0.489%	6/19/34	1,356,785	850,046	(a)
IMPAC CMB Trust, 2003-8 1A2	1.229%	10/25/33	104,841	90,241	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	1.029%	11/25/34	362,226	324,182	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	5.260%	10/25/35	$2,558,702	$2,029,571	(a)
JPMorgan Commercial Mortgage Finance Corp., IO, 1997-C5 X	1.109%	9/15/29	872,203	24,997	(a)(c)
LB Commercial Conduit Mortgage Trust, IO, 1998- C4 X	1.346%	10/15/35	1,737,850	94,042	(a)(c)
LB-UBS Commercial Mortgage Trust, 2001-WM A2	6.530%	7/14/16	680,000	716,613	(b)
Lehman Structured Securities Corp., 2005-1 A1	0.569%	9/26/45	501,183	300,189	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2003-6 5A1	3.536%	12/25/33	523,620	459,104	(a)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	3.098%	2/25/35	1,556,645	1,525,423	(a)
New York Mortgage Trust Inc., 2005-2 A	0.559%	8/25/35	1,085,748	918,783	(a)
Residential Accredit Loans Inc., 2003-QA1 A1	0.569%	12/25/33	1,577,849	1,442,382	(a)
Residential Accredit Loans Inc., 2006-QO7 3A2	0.434%	9/25/46	3,900,000	1,385,506	(a)
Residential Asset Mortgage Products Inc., 2004- SL2 A4	8.500%	10/25/31	20,893	20,542
Residential Asset Mortgage Products Inc., 2004- SL3 A3	7.500%	12/25/31	19,288	19,064
Residential Asset Mortgage Products Inc., 2004- SL4 A5	7.500%	7/25/32	32,872	31,627
Residential Asset Securitization Trust, 2003-A5 A5	0.729%	6/25/33	1,309,510	1,123,940	(a)
Residential Asset Securitization Trust, PAC, 2003- A11 A2	0.679%	11/25/33	1,285,262	1,045,980	(a)
Residential Asset Securitization Trust, PAC, 2004- A2 1A3	0.629%	5/25/34	1,172,440	978,367	(a)
Residential Funding Mortgage Securities I Trust, 2003-S10 A2	0.629%	6/25/33	494,167	486,584	(a)
Sequoia Mortgage Trust, 2002-9 2A	2.277%	9/20/32	639,988	548,778	(a)
Sequoia Mortgage Trust, 2003-2 A1	0.889%	6/20/33	500,048	404,245	(a)
Structured ARM Loan Trust, 2004-1 2A	0.539%	2/25/34	305,440	264,725	(a)
Structured ARM Loan Trust, 2004-17 A1	1.680%	11/25/34	1,016,118	807,997	(a)
Structured ARM Loan Trust, 2004-2 1A1	4.102%	3/25/34	684,205	617,232	(a)
Structured Asset Mortgage Investments Inc., 2005- AR3 2A1	3.571%	8/25/35	537,882	349,313	(a)
Structured Asset Mortgage Investments Inc., 2005- AR7 1A1	2.890%	12/27/35	1,708,256	894,272	(a)
Structured Asset Mortgage Investments Inc., 2005- AR7 1A2	0.609%	12/27/35	1,083,672	229,337	(a)
Structured Asset Mortgage Investments Inc., 2007- AR4 A1	0.429%	9/25/47	703,139	674,047	(a)
Structured Asset Mortgage Investments Inc., 2003-CL1 1F2	0.829%	7/25/32	1,107,504	982,077	(a)
Structured Asset Securities Corp., 1998-3 M1	1.229%	3/25/28	1,291,097	1,150,285	(a)
Structured Asset Securities Corp., 1998-8 M1	1.169%	8/25/28	2,729,702	1,924,018	(a)
Structured Asset Securities Corp., 2002-11A 1A1	3.242%	6/25/32	335,279	293,276	(a)
Structured Asset Securities Corp., 2002-18A 1A1	4.226%	9/25/32	183,122	154,891	(a)
Structured Asset Securities Corp., 2003-8 2A9	0.729%	4/25/33	794,433	713,993	(a)
Structured Asset Securities Corp., 2005-RF3 2A	5.040%	6/25/35	1,894,593	1,581,827	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.129%	3/25/44	242,528	228,343	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.766%	8/20/35	1,658,310	1,181,388	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2002-AR1 1A1	3.359%	11/25/30	1,259,612	1,058,164	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2003-S4 2A9	1.379%	6/25/33	2,742,802	2,417,027	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2004-AR2 A	1.871%	4/25/44	833,176	576,046	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR14 1A3	5.605%	11/25/36	100,000	72,489	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR3 A1A	1.451%	5/25/46	1,444,273	733,472	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR6 2A	1.441%	8/25/46	$1,765,621	$931,179	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 1A1	5.921%	9/25/36	1,501,712	1,130,262	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR7 2A	1.461%	7/25/46	3,962,515	2,375,073	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR9 1A	1.481%	8/25/46	112,764	63,825	(a)
Wells Fargo Mortgage Backed Securities Trust, 2004-Y 1A1	3.013%	11/25/34	2,103,807	2,086,633	(a)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR11 A6	5.496%	8/25/36	200,000	169,199	(a)
Wells Fargo Mortgage Backed Securities Trust, PAC, 2003-5 A4	0.629%	5/25/33	993,304	980,098	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $90,843,285)				72,896,000

ASSET-BACKED SECURITIES - 12.8%
FINANCIALS - 12.8%
Automobiles - 1.5%
ARI Fleet Lease Trust, 2010-A A	1.678%	8/15/18	820,000	820,000	(a)(b)
Ford Credit Auto Owner Trust, 2009-B A2	2.100%	11/15/11	1,960,000	1,970,227
Ford Credit Auto Owner Trust, 2009-D A2	1.210%	1/15/12	1,170,000	1,174,222

Total Automobiles				3,964,449

Credit Cards - 3.3%
Bank of America Credit Card Trust, 2006-A9 A9	0.242%	2/15/13	2,620,000	2,613,978	(a)
Bank of America Credit Card Trust, 2008-A1 A1	0.812%	4/15/13	1,670,000	1,671,670	(a)
Chase Issuance Trust, 2006-A5 A	0.252%	11/15/13	2,490,000	2,481,602	(a)
Chase Issuance Trust, 2009-A4 A4	0.982%	6/15/12	1,880,000	1,883,407	(a)

Total Credit Cards				8,650,657

Diversified Financial Services - 0.8%
Business Loan Express, 2001-2A A	0.809%	1/25/28	1,078,029	482,404	(a)(b)
Business Loan Express, 2002-1A A	0.779%	7/25/28	706,708	523,607	(a)(b)
Business Loan Express, 2002-AA A	0.879%	6/25/28	570,288	343,694	(a)(b)
Business Loan Express, 2003-AA A	1.182%	5/15/29	1,253,839	866,289	(a)(b)

Total Diversified Financial Services				2,215,994

Home Equity - 6.9%
Amortizing Residential Collateral Trust, 2002-BC4 M1	1.279%	7/25/32	2,087,232	1,845,416	(a)
Amortizing Residential Collateral Trust, 2002-BC6 A2	0.929%	8/25/32	356,422	257,272	(a)
Bear Stearns Asset-Backed Securities Inc., 2003- SD1 A	0.679%	12/25/33	379,395	319,903	(a)
Bear Stearns Asset-Backed Securities Inc., 2003- SD3 A	0.709%	10/25/33	1,883,374	1,636,087	(a)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.449%	12/25/36	907,614	638,139	(a)(b)
GSAMP Trust, 2006-SEA1 A	0.529%	5/25/36	1,952,774	1,365,511	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2	0.849%	8/25/34	5,889,000	4,232,917	(a)
NovaStar Home Equity Loan Trust, 2003-1 M1	1.654%	5/25/33	885,180	370,800	(a)
Renaissance Home Equity Loan Trust, 2003-1 A	0.659%	6/25/33	988,111	788,973	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	0.669%	8/25/33	917,357	761,244	(a)
Renaissance Home Equity Loan Trust, 2003-3 A	0.729%	12/25/33	2,896,971	2,380,604	(a)
Residential Asset Mortgage Products Inc., 2004- SL3 A4	8.500%	12/25/31	23,124	22,754
SACO I Trust, 2005-10 1A	0.489%	6/25/36	511,017	174,493	(a)
SACO I Trust, 2005-WM3 A1	0.749%	9/25/35	363,917	86,460	(a)
SACO I Trust, 2006-5 1A	0.529%	4/25/36	890,118	149,296	(a)
Saxon Asset Securities Trust, 2003-1 M1	1.279%	6/25/33	1,557,990	1,226,959	(a)
Specialty Underwriting & Residential Finance Trust, 2003-BC1 A	0.909%	1/25/34	118,169	85,593	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.909%	1/25/33	589,026	465,442	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Home Equity - continued
Truman Capital Mortgage Loan Trust, 2005-1 A	0.659%	3/25/37	$2,311,009	$1,286,076	(a)(b)(d)

Total Home Equity				18,093,939

Student Loan - 0.3%
SLM Student Loan Trust, 2005-10 A3	0.299%	10/25/16	815,904	814,828	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $42,424,472)				33,739,867

COLLATERALIZED SENIOR LOANS - 9.5%
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.3%
Allison Transmission Inc., Term Loan B	2.980 - 3.000%	5/11/10	956,866	880,915	(e)(f)

Diversified Consumer Services - 0.3%
Thomson Learning Hold, Term Loan B	2.750%	3/31/10	977,500	852,325	(e)(f)

Hotels, Restaurants & Leisure - 1.1%
Aramark Corp., Letter of Credit Facility Deposits	2.145%	3/31/10	58,426	55,900	(e)(f)
Aramark Corp., Term Loan	2.126%	3/31/10	888,406	850,003	(e)(f)
Golden Nugget Inc., Delayed Draw Term Loan	3.230 - 3.260%	3/31/10	360,454	274,096	(c)(e)(f)
Golden Nugget Inc., First Lien Term Loan	3.230 - 3.260%	3/31/10	633,339	481,602	(c)(e)(f)
Las Vegas Sands LLC, Term Loan	2.010%	3/31/10	977,000	855,689	(e)(f)
Tropicana Entertainment, Term Loan B	6.500%	3/31/10	970,155	293,472	(e)(f)(g)

Total Hotels, Restaurants & Leisure				2,810,762

Media - 1.7%
Cablevision Systems Corp., Term Loan B	2.004 - 2.046%	3/31/10	687,666	670,151	(e)(f)
Charter Communications, Term Loan B	2.230%	3/31/10	980,000	917,318	(e)(f)
Idearc Inc., Term Loan	11.000%	3/31/10	387,689	355,341	(e)(f)
LodgeNet Entertainment Corp., Term Loan B	2.260%	3/31/10	795,225	741,150	(e)(f)
Univision Communications Inc., Term Loan B	2.501%	3/31/10	33,557	29,043	(e)(f)
Univision Communications Inc., Term Loan B	2.501%	3/31/10	966,443	836,427	(e)(f)
UPC Broadband Holding BV, Term Loan T	3.930%	7/1/10	351,712	343,623	(e)(f)
UPC Broadband Holding BV, Term Loan N	2.180%	7/1/10	648,288	617,359	(e)(f)

Total Media				4,510,412

Multiline Retail - 0.4%
Neiman Marcus Group Inc., Term Loan B	2.255%	3/8/10	983,620	887,225	(e)(f)

Specialty Retail - 0.7%
Amscan Holdings Inc., Term Loan B	2.501%	3/25/10	974,937	931,065	(e)(f)
Michaels Stores Inc., Term Loan B	2.500 - 2.563%	5/27/10	415,560	376,017	(e)(f)
Michaels Stores Inc., Term Loan B	4.750 - 4.813%	5/27/10	559,251	535,017	(e)(f)

Total Specialty Retail				1,842,099

TOTAL CONSUMER DISCRETIONARY				11,783,738

CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Dole Food Co., Credit-Linked Deposit	7.967%	4/14/10	94,090	94,090	(e)(f)
Dole Food Co., Tranche B Term Loan	8.000%	3/31/10	163,628	163,628	(e)(f)
Dole Food Co., Tranche C Term Loan	8.000%	3/31/10	530,895	530,895	(e)(f)

TOTAL CONSUMER STAPLES				788,613

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Ashmore Energy International, Synthetic Revolving Credit Facility	3.229%	3/26/10	95,952	87,916	(e)(f)
Ashmore Energy International, Term Loan	3.251%	3/31/10	816,047	747,703	(e)(f)

TOTAL ENERGY				835,619

FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
Chrysler Financial, Term Loan B	4.240%	3/15/10	690,000	684,653	(e)(f)
Iconix, Term Loan B	2.490%	3/1/10	797,738	780,786	(e)(f)
Sally Holdings LLC, Term Loan B	2.480%	3/31/10	948,450	934,393	(e)(f)

TOTAL FINANCIALS				2,399,832

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 0.4%
Bausch & Lomb Inc., Term Loan	3.501%	3/31/10	$780,000	$749,884	(e)(f)
Bausch & Lomb Inc., Term Loan B	3.501%	3/31/10	189,417	182,103	(e)(f)

Total Health Care Equipment & Supplies				931,987

Health Care Providers & Services - 1.3%
Community Health Systems Inc., Delayed Draw Term Loan	2.502%	5/28/10	45,457	42,571	(e)(f)
Community Health Systems Inc., Term Loan B	2.479 - 2.502%	5/28/10	889,075	832,619	(e)(f)
HCA Inc., Term Loan B	2.501%	3/31/10	744,073	707,545	(e)(f)
Health Management Association, Term Loan B	2.001%	3/31/10	914,626	864,322	(e)(f)
IASIS Healthcare LLC, Credit-Linked Deposit	2.229%	4/1/10	63,704	60,944	(e)(f)
IASIS Healthcare LLC, Delayed Draw Term Loan	2.229%	3/31/10	235,307	225,110	(e)(f)
IASIS Healthcare LLC, Term Loan	2.229%	3/31/10	679,926	650,463	(e)(f)

Total Health Care Providers & Services				3,383,574

TOTAL HEALTH CARE				4,315,561

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.4%
Dubai Aerospace Enterprise, Term Loan	3.990 - 4.000%	4/30/10	567,521	530,632	(e)(f)
Hawker Beechcraft, Term Loan B	2.229 - 2.251%	3/31/10	748,818	556,700	(e)(f)

Total Aerospace & Defense				1,087,332

Commercial Services & Supplies - 0.4%
US Investigations Services Inc., Term Loan B	3.253%	3/22/10	977,444	905,765	(e)(f)

TOTAL INDUSTRIALS				1,993,097

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., Term Loan B2	2.999 - 3.001%	3/31/10	977,500	855,245	(e)(f)

MATERIALS - 0.3%
Paper & Forest Products - 0.3%
Georgia-Pacific Corp., Term Loan	2.251 - 2.256%	3/31/10	453,439	444,399	(e)(f)
Georgia-Pacific Corp., Term Loan C	3.490 - 3.506%	4/30/10	281,052	281,438	(e)(f)

TOTAL MATERIALS				725,837

UTILITIES - 0.4%
Electric Utilities - 0.3%
TXU Corp., Term Loan B	3.728 - 3.751%	3/31/10	977,500	790,431	(e)(f)

Independent Power Producers & Energy Traders - 0.1%
NRG Energy Inc., Term Loan	1.968 - 2.001%	3/31/10	352,851	341,804	(e)(f)

TOTAL UTILITIES				1,132,235

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $27,337,710)				24,829,777

CORPORATE BONDS & NOTES - 21.2%
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.500%	4/1/27	20,000	18,150

Hotels, Restaurants & Leisure - 0.1%
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	40,000	36,000
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	5,000	5,175
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	30,000	23,250
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	40,000	41,700
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	10,000	10,500	(b)
MGM MIRAGE Inc., Senior Secured Notes	10.375%	5/15/14	15,000	15,975	(b)
MGM MIRAGE Inc., Senior Secured Notes	11.125%	11/15/17	35,000	37,975	(b)
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	20,000	20,900	(b)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	20,000	20,850	(b)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	40,000	6,000	(c)(g)

Total Hotels, Restaurants & Leisure				218,325

Media - 0.2%
Affinion Group Inc., Senior Subordinated Notes	10.125%	10/15/13	25,000	25,375
Affinion Group Inc., Senior Subordinated Notes	11.500%	10/15/15	50,000	51,250
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	30,000	27,488	(b)
DISH DBS Corp., Senior Notes	6.625%	10/1/14	180,000	180,900

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - continued
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	$90,000	$93,375

Total Media				378,388

Multiline Retail - 0.0%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	42,996	42,566	(h)

Specialty Retail - 0.0%
Blockbuster Inc., Senior Secured Notes	11.750%	10/1/14	34,000	24,650	(b)
Michaels Stores Inc., Senior Notes	10.000%	11/1/14	10,000	10,200

Total Specialty Retail				34,850

Textiles, Apparel & Luxury Goods - 0.0%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	30,000	33,450

TOTAL CONSUMER DISCRETIONARY				725,729

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
PepsiCo Inc., Senior Notes	0.281%	7/15/11	660,000	660,719	(a)

Food Products - 0.0%
Dole Food Co. Inc., Senior Secured Notes	8.000%	10/1/16	10,000	10,225	(b)

Tobacco - 0.0%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	10,000	10,450	(b)

TOTAL CONSUMER STAPLES				681,394

ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	35,000	34,213
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	15,000	15,000	(b)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	170,000	169,150

Total Energy Equipment & Services				218,363

Oil, Gas & Consumable Fuels - 0.2%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	40,000	37,000
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	20,000	21,850
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	105,000	103,950
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	140,000	141,130
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	70,000	66,423	(a)
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	25,000	22,375
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	20,000	21,850
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	10,000	10,425
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	20,000	22,800
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	125,000	129,687	(b)
W&T Offshore Inc., Senior Notes	8.250%	6/15/14	15,000	14,175	(b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	59,000	74,800

Total Oil, Gas & Consumable Fuels				666,465

TOTAL ENERGY				884,828

FINANCIALS - 16.7%
Capital Markets - 4.2%
Goldman Sachs Group Inc., Notes	0.429%	2/6/12	2,000,000	1,988,728	(a)
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	2,000,000	510,000	(b)(c)(g)
Macquarie Bank Ltd.	2.600%	1/20/12	2,560,000	2,629,279	(b)
Merrill Lynch & Co. Inc., Senior Notes	0.485%	6/5/12	2,470,000	2,426,688	(a)
NIBC Bank NV, Senior Notes	0.637%	12/2/14	2,570,000	2,572,403	(a)(b)
UBS AG Stamford CT, Senior Notes	1.159%	4/22/10	1,000,000	1,001,485	(a)

Total Capital Markets				11,128,583

Commercial Banks - 2.4%
Glitnir Banki HF, Senior Notes	5.829%	1/18/12	2,500,000	662,500	(a)(b)(c)(g)
Landsbanki Islands HF, Senior Notes	6.059%	8/25/09	2,000,000	185,000	(a)(b)(c)(g)
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.300%	5/15/17	230,000	230,575	(b)
Wells Fargo & Co., Senior Notes	0.339%	1/24/12	2,500,000	2,473,025	(a)
Westpac Banking Corp., Notes	3.250%	12/16/11	960,000	995,790	(b)
Westpac Banking Corp., Senior Notes	2.900%	9/10/14	1,590,000	1,608,989	(b)

Total Commercial Banks				6,155,879

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 3.7%
American Express Credit Corp., Senior Notes	0.381%	10/4/10	$4,265,000	$4,261,882	(a)
Caterpillar Financial Services Corp., Senior Notes	1.001%	6/24/11	2,500,000	2,522,235	(a)
GMAC Inc., Notes	2.200%	12/19/12	2,180,000	2,222,018
GMAC Inc., Senior Notes	7.500%	12/31/13	704,000	696,960

Total Consumer Finance				9,703,095

Diversified Financial Services - 4.3%
AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	90,000	88,200	(b)
CCM Merger Inc., Notes	8.000%	8/1/13	15,000	12,525	(b)
Citigroup Inc., Senior Notes	0.379%	3/16/12	2,500,000	2,419,425	(a)
General Electric Capital Corp., Senior Notes	0.320%	8/15/11	2,500,000	2,481,675	(a)
General Electric Capital Corp., Senior Notes	2.125%	12/21/12	2,470,000	2,511,852
JPMorgan Chase & Co., Senior Notes	0.341%	2/22/12	2,500,000	2,486,842	(a)
Leucadia National Corp., Senior Notes	8.125%	9/15/15	30,000	30,600
Merna Reinsurance Ltd., Subordinated Notes	2.001%	7/7/10	750,000	741,750	(a)(b)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	20,000	19,750	(b)
Westpac Securities NZ Ltd., Senior Notes	2.500%	5/25/12	520,000	532,092	(b)

Total Diversified Financial Services				11,324,711

Insurance - 1.8%
Berkshire Hathaway Finance Corp., Senior Notes	0.376%	1/13/12	1,040,000	1,040,094	(a)
Berkshire Hathaway Inc., Senior Notes	0.430%	2/10/12	530,000	530,510	(a)
Metropolitan Life Global Funding I, Notes	0.651%	7/13/11	1,170,000	1,169,999	(a)(b)
Suncorp-Metway Ltd., Senior Notes	1.751%	7/16/12	1,970,000	2,034,705	(a)(b)

Total Insurance				4,775,308

Real Estate Management & Development - 0.0%
Realogy Corp., Senior Notes	10.500%	4/15/14	70,000	58,800

Thrifts & Mortgage Finance - 0.3%
U.S. Central Credit Union, Notes	0.251%	10/19/11	830,000	830,415	(a)

TOTAL FINANCIALS				43,976,791

HEALTH CARE - 0.4%
Biotechnology - 0.0%
Talecris Biotherapeutics Holdings Corp., Senior Notes	7.750%	11/15/16	10,000	10,100	(b)

Health Care Providers & Services - 0.4%
DaVita Inc., Senior Subordinated Notes	7.250%	3/15/15	65,000	65,569
HCA Inc., Senior Secured Notes	9.625%	11/15/16	290,000	311,025	(h)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	563,000	596,780	(b)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	5,000	4,875	(h)
US Oncology Holdings Inc., Senior Notes	7.178%	3/15/12	57,000	53,865	(a)(h)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	20,000	20,850

Total Health Care Providers & Services				1,052,964

TOTAL HEALTH CARE				1,063,064

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	100,000	102,125
TransDigm Inc., Senior Subordinated Notes	7.750%	7/15/14	45,000	45,225	(b)

Total Aerospace & Defense				147,350

Airlines - 0.0%
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	70,000	64,225	(b)
Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	25,392	23,170
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	10,000	10,225	(b)

Total Airlines				97,620

Commercial Services & Supplies - 0.1%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	25,000	27,300	(b)
DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes	9.500%	2/15/13	40,000	40,500
RSC Equipment Rental Inc., Senior Notes	9.500%	12/1/14	50,000	48,625

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commerical Service & Supplies - continued
RSC Equipment Rental Inc., Senior Secured Notes	10.000%	7/15/17	$10,000	$10,750	(b)

Total Commercial Services & Supplies				127,175

Marine - 0.0%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	20,000	19,475	(b)

Road & Rail - 0.0%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	75,000	86,063
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	27,000	28,451

Total Road & Rail				114,514

Trading Companies & Distributors - 0.1%
Ashtead Capital Inc., Notes	9.000%	8/15/16	100,000	101,000	(b)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	40,000	40,000
Penhall International Corp., Senior Secured Notes	12.000%	8/1/14	55,000	41,525	(b)(c)

Total Trading Companies & Distributors				182,525

TOTAL INDUSTRIALS				688,659

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Ceridian Corp., Senior Notes	12.250%	11/15/15	21,300	20,448	(h)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	120,000	114,600	(b)

Total IT Services				135,048

Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices Inc., Senior Notes	8.125%	12/15/17	5,000	5,088	(b)

TOTAL INFORMATION TECHNOLOGY				140,136

MATERIALS - 0.1%
Chemicals - 0.0%
Terra Capital Inc., Senior Notes	7.750%	11/1/19	10,000	11,200	(b)

Construction Materials - 0.0%
Headwaters Inc., Senior Secured Notes	11.375%	11/1/14	15,000	15,225	(b)

Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	100,000	108,646
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	30,000	30,450
Novelis Inc., Senior Notes	7.250%	2/15/15	20,000	18,650
Ryerson Inc., Senior Secured Notes	12.000%	11/1/15	20,000	20,650
Steel Dynamics Inc., Senior Notes	7.375%	11/1/12	15,000	15,337
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	15,000	17,775
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	10,000	11,975
Teck Resources Ltd., Senior Secured Notes	10.750%	5/15/19	25,000	30,875

Total Metals & Mining				254,358

Paper & Forest Products - 0.0%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	50,000	42,750	(b)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	55,000	52,800
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	30,000	26,850

Total Paper & Forest Products				122,400

TOTAL MATERIALS				403,183

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.3%
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	5,000	5,275
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	175,000	187,687
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	65,000	61,913
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	75,000	80,625	(b)
Qwest Corp., Senior Notes	3.504%	6/15/13	180,000	177,300	(a)
Windstream Corp., Senior Notes	8.625%	8/1/16	130,000	132,925

Total Diversified Telecommunication Services				645,725

Wireless Telecommunication Services - 1.8%
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	2.851%	5/20/11	2,500,000	2,578,452	(a)
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	35,000	35,744

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - continued
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	$190,000	$144,875
Vodafone Group PLC, Notes	0.536%	2/27/12	2,000,000	2,000,198	(a)

Total Wireless Telecommunication Services				4,759,269

TOTAL TELECOMMUNICATION SERVICES				5,404,994

UTILITIES - 0.6%
Electric Utilities - 0.0%
Orion Power Holdings Inc., Senior Notes	12.000%	5/1/10	30,000	30,338

Independent Power Producers & Energy Traders — 0.6%
AES Corp., Senior Notes	7.750%	10/15/15	220,000	219,450
AES Corp., Senior Notes	8.000%	10/15/17	110,000	109,862
Dynegy Holdings Inc., Senior Notes	7.750%	6/1/19	140,000	110,600
Edison Mission Energy, Senior Notes	7.200%	5/15/19	20,000	14,150
Edison Mission Energy, Senior Notes	7.625%	5/15/27	30,000	19,650
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	1,460,680	1,029,779	(h)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	97,429	104,737
NRG Energy Inc., Senior Notes	7.375%	1/15/17	70,000	69,038

Total Independent Power Producers & Energy Traders				1,677,266

TOTAL UTILITIES				1,707,604

TOTAL CORPORATE BONDS & NOTES (Cost - $60,879,383)				55,676,382

SOVEREIGN BOND - 0.5%
Russia - 0.5%
Russian Foreign Bond-Eurobond, Senior Bonds (Cost - $1,351,315)	7.500%	3/31/30	1,193,800	1,355,679	(b)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.5%
U.S. Government Agencies - 18.5%
Federal Farm Credit Bank (FFCB), Bonds	0.271%	1/28/11	2,600,000	2,602,852	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	3.450%	8/1/29	66,269	68,150	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	3.227%	8/1/32	299,610	307,477	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	3.725%	8/1/32	34,161	35,429	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.709%	12/1/26	214,172	221,426	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	3.285%	7/1/29	305,086	314,255	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	3.479%	7/1/29	117,350	121,411	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.624%	7/1/33	1,253,060	1,266,866	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	7.935%	8/1/25	135,174	137,331	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	5.900%	12/1/30	44,704	45,865	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold Fifteen Year	6.000%	3/1/11	7,097	7,627
Federal Home Loan Mortgage Corp. (FHLMC), Gold Fifteen Year	6.000%	5/1/11	9,231	9,920
Federal Home Loan Mortgage Corp. (FHLMC), Gold Fifteen Year	6.000%	6/1/11	18,924	20,020
Federal Home Loan Mortgage Corp. (FHLMC), Gold Thirty Year	6.500%	4/1/29	2,798	3,069
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.109%	2/1/11	2,580,000	2,580,041	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.327%	3/9/11	2,580,000	2,584,461	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	3.008%	12/1/23	210,702	215,513	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	4.292%	2/1/24	148,134	152,945	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.750%	4/1/26	$787,604	$802,221	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.880%	6/1/29	1,393,659	1,422,114	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	3.403%	7/1/29	359,635	369,199	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	3.229%	3/1/31	264,425	273,736	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	3.075%	5/1/31	6,119	6,302	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.978%	3/1/33	2,620,110	2,721,373	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.960%	10/1/33	476,204	487,638	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	4.124%	5/1/33	1,332,962	1,381,233	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Six Month LIBOR	3.541%	7/1/27	75,214	77,165	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Three Year CMT ARM	5.039%	12/1/30	175,880	178,797	(a)
Federal National Mortgage Association (FNMA), 11th District COFI	5.483%	2/1/31	1,051,178	1,070,673	(a)
Federal National Mortgage Association (FNMA), Fifteen Year	5.500%	3/1/11	38,157	40,877
Federal National Mortgage Association (FNMA), Five Year CMT ARM	5.687%	5/1/30	659,396	682,143	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.134%	11/1/18	295,694	300,965	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.692%	4/1/20	89,051	90,932	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.808%	7/1/21	108,043	109,690	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.129%	8/1/22	63,255	64,417	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.222%	7/1/23	85,268	87,411	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.030%	8/1/23	143,881	144,297	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.248%	2/1/24	232,898	241,275	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.824%	4/1/25	519,879	531,250	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.891%	12/1/25	76,187	78,518	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.928%	1/1/27	204,228	210,539	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.318%	7/1/27	300,506	308,889	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.693%	8/1/27	197,661	199,342	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.131%	2/1/28	49,983	51,273	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.152%	3/1/28	149,925	149,491	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.773%	2/1/29	317,344	324,838	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.948%	8/1/29	481,958	497,115	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.083%	11/1/29	407,336	419,365	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Federal National Mortgage Association (FNMA), One Year CMT ARM	4.569%	1/1/30	$269,395	$272,394	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.347%	12/1/30	903,021	929,818	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.872%	1/1/31	218,718	224,378	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.941%	2/1/31	271,141	279,856	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.038%	3/1/31	169,297	174,691	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.696%	4/1/31	136,911	140,872	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.328%	4/1/31	299,337	306,565	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.149%	7/1/31	210,882	216,891	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.775%	9/1/31	760,346	780,470	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.939%	9/1/31	89,827	90,891	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.326%	10/1/31	463,013	469,539	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.340%	3/1/32	77,438	79,304	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.875%	6/1/32	67,769	69,759	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.954%	7/1/32	384,281	395,487	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.850%	9/1/32	629,216	649,746	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.504%	12/1/32	1,146,675	1,182,082	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.590%	1/1/33	174,612	179,890	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.665%	1/1/33	276,742	284,600	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.888%	5/1/33	800,780	821,302	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	3.163%	8/1/32	286,398	295,480	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.736%	12/1/20	470,235	474,511	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	3.201%	6/1/24	27,836	28,512	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	4.311%	7/1/24	291,592	296,703	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	3.150%	9/1/24	953,432	982,793	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	3.345%	9/1/24	336,985	346,477	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.500%	11/1/31	77,338	79,072	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	3.434%	1/1/33	526,300	541,750	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.392%	4/1/33	568,704	585,431	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.203%	5/1/33	1,742,782	1,788,094	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.208%	6/1/33	1,250,134	1,278,114	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Federal National Mortgage Association (FNMA), Three Year CMT ARM	6.475%	9/1/21	$113,688	$114,121	(a)
Federal National Mortgage Association (FNMA), Three Year CMT ARM	6.186%	6/1/30	1,516,931	1,539,088	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	2/20/16	138,470	142,717	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	6/20/17	193,846	199,912	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	9/20/20	594,377	622,004	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	3/20/21	340,764	354,713	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	6/20/22	1,082,534	1,119,499	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	8/20/22	265,191	273,825	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.125%	10/20/22	688,110	698,974	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.125%	11/20/22	356,254	361,884	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.125%	12/20/22	140,191	142,503	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	5/20/23	227,698	235,711	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	6.375%	1/20/24	170,962	176,189	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	3/20/24	392,455	404,614	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	5/20/26	210,224	217,700	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	9/20/27	426,882	442,036	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.125%	10/20/27	406,853	413,521	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	4/20/32	532,234	552,471	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	5/20/32	170,089	176,569	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	7/20/32	1,188,788	1,229,672	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	8/20/32	782,294	808,549	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	9/20/32	173,963	179,735	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $48,357,010)				48,669,215

			SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Dex One Corp.			328	9,768	*
SuperMedia Inc.			1,797	75,474	*

TOTAL CONSUMER DISCRETIONARY				85,242

MATERIALS - 0.0%
Chemicals - 0.0%
Georgia Gulf Corp.			1,358	19,379	*

TOTAL COMMON STOCKS (Cost - $251,479)				104,621

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

SECURITY	RATE	MATURITY DATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCK - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Citigroup Inc. (Cost - $20,000)	7.500%	12/15/12	200	21,452	*

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings (Cost - $0)		4/28/14	21	0	*(c)(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $271,464,654)				237,292,993

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 10.2%
Commercial Paper - 1.0%
Dexia Delaware LLC, LOC-Dexia Credit Local (Cost - $2,499,386)	0.285%	4/1/10	$2,500,000	2,499,386	(i)

U.S. Government Agencies - 1.1%
Federal National Mortgage Association (FNMA), Discount Notes	0.180%	8/23/10	300,000	299,738	(i)(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.240%	9/30/10	2,600,000	2,596,768	(i)

Total U.S. Government Agencies (Cost - $2,896,046)				2,896,506

Repurchase Agreement - 8.1%
Morgan Stanley tri-party repurchase agreement dated 2/26/10; Proceeds at maturity - $21,238,177; (Fully collateralized by U.S. government agency obligation, 1.250% due 1/27/12; Market value - $21,685,127) (Cost - $21,238,000)	0.100%	3/1/10	21,238,000	21,238,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $26,633,432)				26,633,892

TOTAL INVESTMENTS - 100.5% (Cost - $298,098,086#)				263,926,885
Liabilities in Excess of Other Assets - (0.5)%				(1,189,216)

TOTAL NET ASSETS - 100.0%				$262,737,669

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Illiquid security.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	The date shown represents the last in range of interest reset dates.

(g)	The coupon payment on these securities is currently in default as of February 28, 2010.

(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
GMAC	— General Motors Acceptance Corp.
GSAMP	— Goldman Sachs Alternative Mortgage Products
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Adjustable Rate Income Fund (formerly known as Legg Mason Partners Adjustable Rate Income Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$72,896,000	—	$72,896,000
Asset-backed securities	—	33,739,867	—	33,739,867
Collateralized senior loans	—	24,829,777	—	24,829,777
Corporate bonds & notes	—	55,676,382	—	55,676,382

Notes to Financial Statements (unaudited) (continued)

	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Sovereign bond	—	1,355,679	—	1,355,679
U.S. government & agency obligations	—	48,669,215	—	48,669,215
Common stocks	$104,621	—	—	104,621
Convertible preferred stock	21,452	—	—	21,452
Warrants	—	—	$0	0

Total long-term investments	$126,073	$237,166,920	$0	$237,292,993

Short-term investments†	—	26,633,892	—	26,633,892

Total investments	$126,073	$263,800,812	$0	$263,926,885

Other financial instruments: Futures contracts	$722,917	—	—	$722,917

Total	$848,990	$263,800,812	$0	$264,649,802

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	ASSET- BACKED SECURITIES	COMMON STOCKS	WARRANTS	TOTAL
Balance as of May 31, 2009	$1,610,014	$0	$0	$1,610,014
Accrued premiums/discounts	—	—	—	—
Realized gain/(loss)(1)	(1,296)	(26,068)	—	(27,364)
Change in unrealized appreciation (depreciation)(2)	72,256	26,115	—	98,371
Net purchases (sales)	(394,898)	(47)	—	(394,945)
Net transfers in and/or out of Level 3	(1,286,076)	—	—	(1,286,076)

Balance as of February 28, 2010	—	—	$0	$0

Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2010(2)	—	—	$0	$0

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) (continued)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Stripped Securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that may be subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and

Notes to Financial Statements (unaudited) (continued)

market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,164,487
Gross unrealized depreciation	(35,335,688)

Net unrealized depreciation	$(34,171,201)

At February 28, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	221	9/10	$54,338,283	$54,965,462	$627,179
U.S. Treasury 5-Year Notes	334	6/10	38,443,312	38,723,125	279,813

					$906,992

Contracts to Sell:
U.S. Treasury 2-Year Notes	326	6/10	$70,700,550	$70,884,625	$(184,075)

Net Unrealized Gain on Open Futures Contracts					$722,917

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at February 28, 2010.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$906,992	$(184,075)	$722,917
Other Contracts	—	—	—

Total	$906,992	$(184,075)	$722,917

During the period ended February 28, 2010, the Fund had average market values of $65,121,878 and $7,088,463 in futures contracts (to buy) and futures contracts (to sell), respectively.

Notes to Financial Statements (unaudited) (continued)

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 20, 2010

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	April 20, 2010